Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share
Schedule of basic earnings per share

	Year Ended December 31,
	2025	2024	2023
Weighted average number of outstanding ordinary shares in issue	858,276,608	855,351,683	849,654,296
Net income attributable to the Company (US$’000)	456,909	37,729	100,780
Basic earnings per share attributable to the Company (US$ per share)	0.53	0.04	0.12

Schedule of diluted earnings per share

	Year Ended December 31,
	2025	2024	2023
Weighted average number of outstanding ordinary shares in issue	858,276,608	855,351,683	849,654,296
Effect of share options and LTIP awards	14,614,512	17,477,446	19,542,052
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	872,891,120	872,829,129	869,196,348
Net income attributable to the Company (US$’000)	456,909	37,729	100,780
Diluted earnings per share attributable to the Company (US$ per share)	0.52	0.04	0.12